CONVERTIBLE NOTE PAYABLES (Details Narrative) - USD ($)		1 Months Ended				12 Months Ended
	Aug. 04, 2021	Aug. 27, 2021	Aug. 24, 2021	Aug. 23, 2021	Jun. 30, 2021	Jul. 31, 2021	Jul. 31, 2020
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 14,600	$ 9,000	$ 7,449	$ 10,100		$ 232,057
Debt Conversion, Converted Instrument, Shares Issued	3,743,590	3,743,590	2,979,564	3,740,741		22,187,901
Payments of Debt Restructuring Costs					$ 93,899	$ 1,500	$ 1,500
Debt Securities, Realized Gain (Loss)					$ 297,297
Third Party Lenders [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Amount						$ 232,057
Debt Conversion, Converted Instrument, Shares Issued						22,187,901
Third Party Lender [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					10.00%
Debt Conversion, Converted Instrument, Amount					$ 391,196
Debt Conversion, Converted Instrument, Shares Issued					2,500,000
Debt Instrument, Face Amount					$ 1,515
Debt Instrument, Maturity Date					Jun. 29, 2022
Proceeds from Convertible Debt					$ 1,250
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						12.00%
Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						22.00%